Accounts Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts Payable [Line Items]
Accounts payable	$ 38,855		$ 63,141
Advertising agency business
Accounts Payable [Line Items]
Accounts payable	37,857	[1]	59,930	[1]
Media investment management business
Accounts Payable [Line Items]
Accounts payable	$ 998		$ 3,211

[1]	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.